Segment and Revenue Analysis - Schedule of Entity-Wide Disclosures Relating to Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of entity-wide disclosures relating to revenues [Line Items]
Revenue from continuing operations	$ 563,726	$ 754	$ 24,726
Net income (loss) from continuing operations	1,925,312	(8,382,915)	1,142,637
Net income from discontinued operations	575,249	(15,248,601)	(287,624)
Net income	2,500,561	(23,631,516)	855,013
Depreciation and amortization	111,642	22,649	17,114
Total assets	33,338,661	28,901,397	36,513,397
Pet food sales [Member]
Schedule of entity-wide disclosures relating to revenues [Line Items]
Revenue from continuing operations	563,726	754	24,726
Net income (loss) from continuing operations	1,925,312	(8,382,915)	1,142,637
Net income from discontinued operations		(15,095,547)	(339,054)
Net income	1,925,312	(23,478,462)	803,583
Depreciation and amortization	111,642	22,649	17,114
Total assets	33,338,661	27,591,002	35,010,629
Restaurant business [Member]
Schedule of entity-wide disclosures relating to revenues [Line Items]
Revenue from continuing operations
Net income (loss) from continuing operations
Net income from discontinued operations	575,249	(153,054)	51,430
Net income	575,249	(153,054)	51,430
Depreciation and amortization
Total assets		$ 1,310,395	$ 1,502,768